Credit Facilities - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Presentation of leases for lessee [abstract]
Current portion	$ 566	$ 262
Long-term portion	7,682	4,909
Total lease liabilities	$ 8,248	$ 5,171